Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2014
Basis of presentation and significant accounting policies
Basis of presentation

Basis of presentation

        The Russian subsidiaries of the Group maintain their statutory accounting records and prepare their financial statements in Russian rubles ("RUR") in accordance with the requirements of the Russian accounting and tax legislation. The subsidiaries of the Group registered outside the Russian Federation maintain their accounting records in United States dollars ("USD"), Euros ("EUR"), British pounds ("GBP"), Ukrainian hryvnias ("UAH"), Romanian lei ("RON"), Polish z?oty ("PLN") and Bulgarian Lev ("BGN") in accordance with the local or statutory requirements of the jurisdictions in which they are incorporated. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP"). The accompanying consolidated financial statements differ from the financial statements of the subsidiaries issued for statutory purposes because they reflect certain adjustments, not recorded in the respective statutory accounting books that are appropriate to present the financial position, results of operations and cash flows.

Principles of consolidation

Principles of consolidation

        The accompanying consolidated financial statements include the accounts of the Company and its wholly and majority owned Subsidiaries. This generally includes all companies over which the Company directly or indirectly exercises control, which generally means that the Group owns more than 50% of the voting rights in the Subsidiary. Consolidation is also required when the Company is subject to a majority of the risk of loss or is entitled to receive a majority of the residual returns or both from a variable interest entity's activities. The financial statements of the Subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Adjustments are made to conform any dissimilar material accounting policies that may exist. All intercompany accounts and transactions have been eliminated from the consolidated financial statements.

        The list of subsidiaries of the Group is the following:

	% of ownership as at March 31
Subsidiary	2013	2014
Luxoft USA Inc	100.0%	100.0%
Luxoft International Company Ltd	100.0%	100.0%
Luxoft Switzerland GmbH	100.0%	100.0%
Luxoft Professional LLC	100.0%	100.0%
Luxoft Canada Ltd	100.0%	100.0%
Luxoft Eastern Europe Ltd	100.0%	100.0%
Luxoft UK Ltd	100.0%	100.0%
Luxoft GmbH	100.0%	100.0%
Luxoft Ukraine LLC	100.0%	100.0%
Luxoft Services LLC	100.0%	100.0%
Luxoft Vietnam Company Ltd.	100.0%	100.0%
Luxoft Dubna LLC	100.0%	100.0%
Luxoft Professional Romania S.R.L.	100.0%	100.0%
Software ITC S.A.	99.4%	99.4%
Luxoft Poland SP ZOO	100.0%	100.0%
Luxoft Singapore PTE LTD	100.0%	100.0%
Training Center Luxoft ANO	100.0%	100.0%
Luxoft Research LLC	100.0%	100.0%
Luxoft Bulgaria EOOD	n/a	100.0%
Luxoft Global Operations GmbH	100.0%	100.0%

        The non-controlling interest is reported in the consolidated balance sheets as a separate component of equity and represents the aggregate ownership interests in the subsidiaries that are held by owners other than the Company.

Foreign currency translation

Foreign currency translation

        For the majority of the Subsidiaries, the functional currency is USD because the majority of their revenues, expenditures, debt and trade liabilities are either priced, incurred, payable or otherwise measured in USD. Transactions and balances not already measured in the functional currency have been re-measured in USD in accordance with the relevant provisions of ASC 830 Foreign Currency Matters. Monetary assets and liabilities denominated in currencies different from the functional currencies are re-measured at exchange rates prevailing on the balance sheet dates:

March 31, 2012		March 31, 2013		March 31, 2014
US 1$ =	29.3282 RUR	US 1$ =	31.0834 RUR	US 1$ =	35.6871 RUR
US 1$ =	7.987 UAH	US 1$ =	7.993 UAH	US 1$ =	10.955 UAH
US 1$ =	0.75 EUR	US 1$ =	0.78 EUR	US 1$ =	0.73 EUR
US 1$ =	3.2805 RON	US 1$ =	3.4455 RON	US 1$ =	3.2304 RON
US 1$ =	0.625 GBP	US 1$ =	0.658 GBP	US 1$ =	0.601 GBP
US 1$ =	3.117 PLN	US 1$ =	3.305 PLN	US 1$ =	3.081 PLN

        Non-monetary assets and liabilities, capital, revenues and costs are re-measured at historical exchange rates prevailing on the relevant transaction dates. Gains and losses on foreign currency transactions are charged or credited to operations.

        The Group uses the US dollar as its reporting currency. Therefore, the financial statements of the Subsidiaries that use a functional currency other than USD are translated into USD in accordance with ASC 830 using the current rate method. Assets and liabilities are translated at the rate of exchange prevailing at the balance sheet dates. Shareholders' equity is translated at the applicable historical rate. Revenue and expenses are translated at the monthly average rates of exchange. Translation gains and losses are included in accumulated other comprehensive income.

Comprehensive income

Comprehensive income

        ASC 220 Comprehensive Income, requires the reporting of comprehensive income in addition to net income. Comprehensive income is defined as the change in equity of a business enterprise during a period from non-owner sources. Accumulated other comprehensive income includes solely foreign currency translation adjustments.

Cash and cash equivalents	Cash and cash equivalents The Group considers all highly liquid investments with a maturity of 90 days or less from the time of purchase to be cash equivalents.
Short-term investments

Short-term investments

        Short-term investments represent investments in time deposits with financial institutions that have original maturities more than 90 days but less than twelve months. These investments are accounted for at cost, which approximates their fair values.

Accounts receivable, net

Accounts receivable, net

        Accounts receivable are shown at their net realizable value, which approximates their fair value. Allowances for doubtful accounts are made for specific accounts in which collectability is doubtful, as well as on overall allowance based on, the aging of accounts receivable, historical write-offs and current conditions.

        Recoveries of losses from accounts receivable written-off in prior years are presented within income from operations in the Group's consolidated statements of comprehensive income. Collections in respect of prior year write-offs amounted to $2,276 for the year ended March 31, 2012, $244 for the year ended March 31, 2013 and $335 for the year ended March 31, 2014.

        The table below summarizes changes in qualifying accounts for the years ended March 31, 2012, 2013 and 2014:

	Balance at the beginning of period	Charged to costs and expenses	Deductions/ other	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2012	$3,190	$(1,861)	$(924)	$405
For the year ended March 31, 2013	405	190	(108)	487
For the year ended March 31, 2014	487	368	(204)	651

Work-in-progress

Work-in-progress

        Work-in-progress includes costs related to uncompleted contract stages. Costs include direct costs such as professional compensation (payroll and related benefits), subcontracting, travel, materials and other items.

Property and equipment

Property and equipment

        Property and equipment are carried at cost. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The estimated useful lives for property and equipment are as follows:

Buildings	25 years
Motor vehicles, furniture and fixtures	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Intangible assets

Intangible assets

        Intangible assets, principally software and acquired contract-based customer relationships, partnership agreements, software and brands are amortized on a straight-line basis over their estimated useful lives, on average 5 to 8 years.

Goodwill

Goodwill

        Goodwill represents an excess of the cost of business acquired over the fair value of identifiable net assets at the date of acquisition. Goodwill is reviewed for impairment annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with ASC 350 Intangibles—Goodwill and Other, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.

Software costs

Software costs

        Under the provisions of ASC 350 Intangibles—Goodwill and Other, the Group capitalizes costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and the Group's management has authorized further funding of the project which it deems probable to be completed and used to perform the function intended. Capitalization of such costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose. Capitalized software development costs are amortized using the straight-line method over the expected useful life of the software (generally 3 to 5 years).

Research and development costs	Research and development costs Research and development costs are expensed as incurred.
Long-lived assets

Long-lived assets

        In accordance with ASC 360 Property, Plant, and Equipment, and ASC 205 Presentation of Financial Statements, long-lived assets to be held and used by the Group, including intangible assets that are subject to amortization, are reviewed to determine whether an event or change in circumstances indicates that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Group bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate that the carrying amount of these of an undiscounted cash flow analysis of assets at the lowest level for which identifiable cash flows exist. If impairment has occurred, the Group recognizes a loss for the difference between the carrying amount and the fair value of the asset. The fair value of the asset is measured using discounted cash flow analysis or other valuation techniques. No impairment expense related to long-lived assets was recognized during the years ending March 31, 2012, 2013 and 2014.

Income taxes

Income taxes

        The Group computes and records income tax expense in accordance with ASC 740, Income Taxes. Under the asset and liability method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities at each reporting date, and are measured using the enacted tax rates and laws that will be in effect when differences are expected to reverse.

        A valuation allowance is established when it is more likely than not that some portion of the deferred tax assets will not be realized. The amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group that are essentially permanent in duration were $1,107 and $1,034 as of March 31, 2013 and 2014, respectively. The Company and its Subsidiaries file separate tax returns and, therefore, actual taxes and deferred taxes are estimated on a separate basis.

        ASC 740 Income Taxes, clarifies the accounting for uncertainty in income taxes recognition. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Group believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. However, the Group cannot predict with certainty the interpretations or positions that tax authorities may take regarding specific tax returns filed by the Group and, even if the Group believes its tax positions are correct, may determine to make settlement payments in order to avoid the costs of disputing particular positions taken.

Revenue recognition

Revenue recognition

        The Group generates revenues primarily from software development services, including in such areas of competence as (a) custom software development and support, (b) product engineering and testing and (c) technology consulting. We recognize revenues when realized or realizable and earned, which is when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

        The Group recognizes sales from time-and-material contracts as services are performed, based on actual hours and applicable billing rates, using the proportional performance method, with the corresponding cost of providing those services reflected as cost of sales. The majority of such sales are billed on a monthly basis whereby actual time is charged directly to the client at negotiated hourly billing rates.

        The Group recognizes sales from fixed price contracts based on the proportional performance method, during the period in which amounts become billable in accordance with the terms of the Group's contracts. Services under fixed price contracts are delivered in stages. Revenues recognized for completed stages are generally representative of the percentage of completion of the entire contract, as they are based on hours incurred compared to the total hours estimated for the completion of the entire contract. Costs related to completed stages are expensed as incurred, while those related to uncompleted stages are recorded in work-in-progress on the balance sheet. In instances where final acceptance is specified by the client, sales are deferred until all acceptance criteria have been met. In the absence of a sufficient basis to measure progress towards completion, sales are recognized upon receipt of final acceptance from the client.

        Revenue is stated net of any value-added taxes ("VAT") charged to clients.

        In the majority of cases, contracts with the Company's clients do not provide for a warranty. In a few client contracts, the Company warranted that the technology solutions it developed for its clients would operate in accordance with the project specifications without defects for a specified warranty period. In the event that defects that the Company is held responsible for are discovered during the warranty period, the Company is obligated to remedy the defects. However, the Company is not contractually obligated to refund its clients any of the fees paid during this period. The Company generally provides in its contracts for testing and client acceptance procedures that are designed to mitigate the likelihood of warranty-related claims, although there can be no assurance that such procedures will be effective for each project. The Company has never incurred any material amounts with respect to the warranties for its solutions. Based on the above, the Company does not provide for or defer revenue related to warranty provisions in its client contracts.

        The Group evaluates its contracts for multiple deliverables, and, when appropriate, separates the contracts into separate units of accounting for revenue recognition. Apart from software development services, which generally include any software element that may exist in the arrangement as the Group's services are inseparable from a software deliverable, the only separate deliverable is support services. Support services, if they are required by customers, are generally contracted for and commence upon the completion of the custom software delivery. The Group allocates revenue to these deliverables in a multiple-element arrangement based upon their relative selling prices. The relative selling price is based on the price charged for the deliverable when it is sold separately. For multiple element arrangements under time-and-material contracts, revenue is recognized as services are performed for each deliverable. For arrangements under fixed-price contracts, software development revenue is recognized upon delivery of development services under the proportional performance method, as described above and for support services—on a straight-line basis over the support period, which is generally from 6 months to a year.

        The Group reports gross reimbursable travel and "out-of-pocket" expenses incurred as both sales and cost of sales in the consolidated statements of operations.

Business combinations

Business combinations

        The Group accounts for its business acquisitions under the purchase method. The total cost of an acquisition is allocated to the underlying assets, including intangible assets acquired, and liabilities assumed based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, intangible and other asset lives and market multiples, among other items. The results of operations of acquired companies are included in the consolidated financial statements from the date of acquisition. After control is obtained, changes in ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

Advertising

Advertising

        The Group expenses the cost of advertising as incurred. Advertising expenses for the years ended March 31, 2012, 2013 and 2014 were $1,011, $836 and $1,390 respectively, and are classified as selling expenses.

Social contributions

Social contributions

        The Group's Subsidiaries registered in the Russian Federation, Ukraine, the United Kingdom, the United States of America, Poland and Romania contribute to pension and social funds. These contributions amounted to approximately, $11,177, $12,891 and $16,300 for the years ended March 31, 2012, 2013 and 2014, respectively, and were expensed as incurred.

        The majority of these contributions are made by Subsidiaries in Russia, where social contributions tax is a mandatory tax consisting of contributions paid by employers to the Russian Pension Fund, the Russian Social Security Fund and Federal Medical Insurance Fund. The social contributions tax rate varies depending on employee's annual compensation between 8% and 22% for the Pension Fund; between 0% and 2.9% to the Social Security Fund; between 0% and 5.1% to the Federal Medical Insurance Fund; and between 0.2% and 8.5% for mandatory accident insurance.

Derivative financial instruments

Derivative financial instruments

        To protect itself from possible changes related to forecasted transactions denominated in currencies different from US dollars, the Group uses forward and option currency exchange contracts. In accordance with ASC 815 Derivatives and Hedging, the Group recognizes all derivative financial instruments, such as foreign exchange contracts at fair value. Changes in fair values of derivatives not qualifying as hedges are reported in income. Such options and contracts generally originate and expire or are settled within the fiscal year, but these have an effect on our interim financial statements as some of the instruments may be outstanding at interim dates. The Group does not currently deem underlying criteria to be perfectly matched and therefore does not believe the currency contracts qualify for hedge accounting as defined by ASC 815. Estimates of fair value were determined in accordance with ASC 820 Fair Value Measurements.

Concentration of credit risk

Concentration of credit risk

        The concentrations of credit risk associated with trade and other receivables are mitigated by ongoing procedures to monitor the creditworthiness of customers and other debtors.

        As of March 31, 2012, the largest clients' balances accounted for 36%, 15%, 9%, 8% and 7% of the total Group's accounts receivable. As of March 31, 2013, the largest clients' balances accounted for 30%, 13%, 13%, 6% and 5% of the total Group's accounts receivable. As of March 31, 2014, the largest clients' balances accounted for 33%, 20%, 11%, 6% and 6%, of the total Group's accounts receivable.

        For the year ended March 31, 2012, the same customers accounted for 31%, 17%, 10%, 7% and 7% of the Group's revenues. For the year ended March 31, 2013, the same customers accounted for 29%, 18%, 10%, 8% and 5% of the Group's revenues. For the year ended March 31, 2014, the same clients accounted for 32%, 19%, 9%, 7% and 4% of the Group's revenues.

Use of estimates in preparation of financial statements

Use of estimates in preparation of financial statements

        The preparation of these consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect amounts in the financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments

        The fair value of financial instruments, including cash and cash equivalents, short-term borrowings, which are included in current assets and liabilities, accounts receivable and accounts payable approximate the carrying value of these items due to the short-term maturities of such instruments.

Fair value measurement

Fair value measurement

        The Group follows the provisions of ASC 820 Fair Value Measurements and Disclosures, and considers the following three levels of inputs to measure the fair value:

        Level 1: Quoted prices for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

        Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are non-active; inputs other than quoted prices that are observable and derived from or corroborated by observable market data.

        The fair value of foreign currency forward and option contracts are based on internally developed valuation models that discount cash flows resulting from the differential between the contractual foreign currency exchange rate and the reporting date market-based forward foreign currency exchange rate for a similar instrument.

        The summary of the liabilities related to foreign currency exchange contracts is presented below:

	Balance as of March 31, 2012	Additions	Repayment	Balance as of March 31, 2013
Fixing	—	621	(621)	—
Revaluation	—	—	—	—

Total	$—	$621	$(621)	$—

	Balance as of March 31, 2013	Additions	Repayment	Balance as of March 31, 2014
Fixing	—	1,026	(722)	304
Revaluation	—	107	—	107

Total	$—	$1,133	$—	$411

        Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The changes in the Group's Level 3 financial instruments are presented below:

	Balance as of March 31, 2012	Additions	Repayment	Balance as of March 31, 2013
Payable for business acquisition, at fair value	$—	$6,655	$(850)	$5,805
Payable for software acquisition, at fair value	—	5,582	—	5,582

Total	$—	$12,237	$(850)	$11,387

	Balance as of March 31, 2013	Revaluation	Repayment	Balance as of March 31, 2014
Payable for business acquisition, at fair value	$5,805	$1,380	$(2,376)	$4,809
Payable for software acquisition, at fair value	5,582	(458)	(3,204)	1,920

Total	$11,387	$922	$(5,580)	$6,729

        The Group used Level 3 inputs when determining the fair value of contingent payable for business Acquisition (Note 3), contingent payable for software acquisition (Note 6), Luxoft reportable unit for the purposes of determining goodwill impairment (see Note 5) and the value of shares issued under the stock option plans of the Company (Note 16).

        In determining the estimated fair values of the reporting units, the Group employed a Discounted Cash Flow ("DCF") analysis. Determining estimated fair values requires the application of significant judgment.

        The basis for the Group's cash flow assumptions includes forecasted revenue, operating costs and other relevant factors, including estimated capital expenditures. Assumptions under this method have been adjusted to reflect increased risk due to current economic volatility. In addition to that, the Group has to estimate the applicable discount rate and the terminal growth rates, where applicable.

Share-based compensation

Share-based compensation

        The Group accounts for stock-based compensation plans in accordance with ASC 718 Compensation—Stock Compensation. Under ASC 718, companies must calculate and record the cost of equity instruments, such as stock options or restricted stock, awarded to employees for services received in their consolidated statements of comprehensive income. The cost of the equity instruments is measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and is required to be recognized over the period during which the employee is required to provide services in exchange for the equity instruments (see Note 15).

        The Group recognizes compensation cost for an award with service conditions on a straight-line basis over the requisite service period for the entire award.

Recent accounting pronouncements

Recent accounting pronouncements

        In January 2013, the FASB issued Accounting Standards Update ("ASU") 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The ASU clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2012-11, "Disclosures about Offsetting Assets and Liabilities." ASU 2012-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the Codification or subject to a master netting arrangement or similar agreement. The ASU is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods and requires retrospective application for all comparative periods presented. The Company adopted the ASU effective January 1, 2013. The adoption of this standard did not have any effect on the Company's financial condition, results of operations and cash flows.

        In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income ("AOCI".) The ASU is intended to help entities improve the transparency of changes in other comprehensive income (OCI) and items reclassified out of AOCI in their financial statements. It does not amend any existing requirements for reporting net income or OCI in the financial statements. New disclosure requirements are effective for fiscal periods beginning after December 15, 2012 and are applied prospectively. The Company adopted the ASU effective January 1, 2013. The adoption of this standard did not have any effect on the Company's financial reporting because the only item that had historically affected AOCI and therefore included in cumulative AOCI was currency translation adjustments.

        In March 2013, the FASB issued Accounting Standards Update 2013-05, Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-05"). The amendments apply to (i) the release of the cumulative translation adjustment into net income when a parent loses a controlling financial interest in part or all of its investment in a foreign entity (by sale or other transfer event); (ii) the acquisition of a business in stages by increasing an investment in a foreign entity from one accounted for under the equity method to one accounted for as a consolidated investment; or (iii) situations where the foreign entity no longer holds a controlling financial interest in a subsidiary or group of assets that conduct nonprofit activity or business within a foreign entity. The adoption of this guidance, which is effective prospectively for reporting periods beginning after December 15, 2013, is not expected to have a material effect on the Company's financial statements.

        In July 2013, the FASB issued Accounting Standards Update 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"). The amendments provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The adoption of this guidance, which is effective prospectively for reporting periods beginning after December 15, 2013, is not expected to have a material effect on the Company's financial statements.